Changes in Consolidated Stockholders' Equity - USD ($) $ in Millions		Total	Common Stock	Treasury stock	Profit employed in the business	Accumulated other comprehensive income (loss)	Noncontrolling interests
Balance at Dec. 31, 2012		$ 17,582	$ 4,481	$ (10,074)	$ 22,662	$ 463	$ 50
Increase (Decrease) in Stockholders' Equity
Profit of consolidated and affiliated companies		6,570	0	0	6,556	0	14
Foreign currency translation, net of tax		(251)	0	0	0	(254)	3
Pension and other postretirement benefits, net of tax		(31)	0	0	0	(31)	0
Derivative financial instruments, net of tax		37	0	0	0	37	0
Available-for-sale securities, net of tax		16	0	0	0	16	0
Change in ownership from noncontrolling interests		7	(6)	0	0	0	13
Dividends declared		(1,493)	0	0	(1,493)	0	0
Distribution to noncontrolling interests		(13)	0	0	0	0	(13)
Common shares issued from treasury stock for stock-based compensation: 2,931,595, 10,106,542 and 6,258,692 for the years ended December 31, 2015, 2014 and 2013 respectively		128	(92)	220	0	0	0
Stock-based compensation expense		231	231	0	0	0	0
Net excess tax benefits from stock-based compensation		95	95	0	0	0	0
Common shares repurchased: 25,841,608, 41,762,325 and 23,484,843 shares for years ended December 31, 2015, 2014 and 2013, respectively	[1]	(2,000)	0	(2,000)	0	0	0
Balance at Dec. 31, 2013		20,878	4,709	(11,854)	27,725	231	67
Increase (Decrease) in Stockholders' Equity
Profit of consolidated and affiliated companies		2,468	0	0	2,452	0	16
Foreign currency translation, net of tax		(1,155)	0	0	0	(1,155)	0
Pension and other postretirement benefits, net of tax		(21)	0	0	0	(21)	0
Derivative financial instruments, net of tax		(114)	0	0	0	(114)	0
Available-for-sale securities, net of tax		0	0	0	0	0	0
Change in ownership from noncontrolling interests		4	0	0	0	0	4
Dividends declared		(1,662)	0	0	(1,662)	0	0
Distribution to noncontrolling interests		(7)	0	0	0	0	(7)
Common shares issued from treasury stock for stock-based compensation: 2,931,595, 10,106,542 and 6,258,692 for the years ended December 31, 2015, 2014 and 2013 respectively		239	(127)	366	0	0	0
Stock-based compensation expense		254	254	0	0	0	0
Net excess tax benefits from stock-based compensation		180	180	0	0	0	0
Common shares repurchased: 25,841,608, 41,762,325 and 23,484,843 shares for years ended December 31, 2015, 2014 and 2013, respectively	[1]	(4,238)	0	(4,238)	0	0	0
Balance at Dec. 31, 2014		16,826	5,016	(15,726)	28,515	(1,059)	80
Increase (Decrease) in Stockholders' Equity
Profit of consolidated and affiliated companies		2,523	0	0	2,512	0	11
Foreign currency translation, net of tax		(973)	0	0	0	(961)	(12)
Pension and other postretirement benefits, net of tax		(38)	0	0	0	(38)	0
Derivative financial instruments, net of tax		69	0	0	0	69	0
Available-for-sale securities, net of tax		(46)	0	0	0	(46)	0
Dividends declared		(1,781)	0	0	(1,781)	0	0
Distribution to noncontrolling interests		(7)	0	0	0	0	(7)
Common shares issued from treasury stock for stock-based compensation: 2,931,595, 10,106,542 and 6,258,692 for the years ended December 31, 2015, 2014 and 2013 respectively		33	(78)	111	0	0	0
Stock-based compensation expense		283	283	0	0	0	0
Net excess tax benefits from stock-based compensation		10	10	0	0	0	0
Common shares repurchased: 25,841,608, 41,762,325 and 23,484,843 shares for years ended December 31, 2015, 2014 and 2013, respectively	[1]	(2,025)	0	(2,025)	0	0	0
Other		11	7	0	0	0	4
Balance at Dec. 31, 2015		$ 14,885	$ 5,238	$ (17,640)	$ 29,246	$ (2,035)	$ 76

[1]	See Note 16 regarding shares repurchased.